CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Profit / (loss) before tax from continuing operations		$ 1,181	$ (248)	$ 328
Non-cash adjustments to reconcile profit before tax to net cash flows
Depreciation, amortization and impairment loss / (reversal)		2,154	2,692	2,094
(Gain) / loss on disposal of non-current assets		43	57	26
(Gain) / loss on disposal of subsidiaries		(1)	(30)	0
Finance costs		892	816	935
Finance income		(53)	(67)	(95)
Other non-operating (gain) / loss		(21)	68	97
Share of loss and impairment of joint ventures and associates		0	0	132
Net foreign exchange (gain) / loss		20	(15)	70
Changes in trade and other receivables and prepayments		(224)	96	(168)
Changes in inventories		(28)	(88)	54
Changes in trade and other payables		52	274	311
Changes in provisions, pensions and other		106	40	(119)
Interest paid		(714)	(736)	(834)
Interest received		58	60	89
Income tax paid		(516)	(404)	(445)
Net cash flows from operating activities		2,949	2,515	2,475
Investing activities
Purchase of property, plant and equipment and intangible assets		(1,683)	(1,948)	(2,037)
Payments on deposits		(922)	(32)	(1,165)
Receipts from deposits		698	1,066	267
Proceeds from sale of Italy Joint Venture		0	2,830	0
Receipts from / (investment in) financial assets		(9)	62	(101)
Other proceeds from investing activities, net		28	19	20
Net cash flows from / (used in) investing activities		(1,888)	1,997	(3,016)
Financing activities
Proceeds from borrowings, net of fees paid	[1]	2,610	807	6,193
Repayment of debt		(2,978)	(4,122)	(5,948)
Acquisition of non-controlling interest		(613)	0	(259)
Dividends paid to owners of the parent		(520)	(508)	(518)
Dividends paid to non-controlling interests		(138)	(93)	(201)
Net cash flows from / (used in) financing activities		(1,639)	(3,916)	(733)
Net increase / (decrease) in cash and cash equivalents		(578)	596	(1,274)
Net foreign exchange difference		(9)	(119)	(354)
Cash and cash equivalents at beginning of period		1,791	1,314	2,942
Cash and cash equivalents at end of period, net of overdraft		$ 1,204	$ 1,791	$ 1,314

[1]	* Fees paid for borrowings were US$23 (2018: US$64, 2017: US$56)